REVOLVING CREDIT FACILITY (Narrative) (Details) - Revolving credit facility agreement (“Credit Facility”) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Credit facility maximum borrowing capacity	$ 250
Interest rate description	The borrowings under the Credit Facility bear interest at a base rate plus a spread of 0.8% to 1.8%, or a three-month Secured Overnight Financing Rate plus a spread of 2.45% to 4%. The ongoing fee on undrawn amounts is 0.7%.
Ongoing fee on undrawn amounts	0.70%
Minimum unrestricted cash and cash equivalents	$ 150
Minimum loan account	$ 60
Minimum
Line of Credit Facility [Line Items]
Ongoing fee on undrawn amounts	0.80%
Maximum
Line of Credit Facility [Line Items]
Ongoing fee on undrawn amounts	1.80%